Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The components of the Company's net deferred tax assets are as follows:

	2020	2019
Deferred tax asset:
Net operating loss carryforward	$2,818,000	$1,784,000

Exploration costs	30,000	58,000
Stock based compensation	96,000	96,000
Equipment impairment	37,000	37,000
Asset retirement obligation	73,000	54,000
Total deferred tax assets	3,054,000	2,029,000
Valuation allowance	(2,915,000)	(2,029,000)
	139,000	-
Deferred tax liabilities:
Property and equipment	(139,000)	-
Total deferred tax liabilities	(139,000)	-
Net deferred tax assets	$-	$-

Deferred income taxes arise from timing differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. A deferred tax asset valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized. As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax assets, a valuation allowance equal to 100% of the deferred tax assets has been recorded at December 31, 2020 and 2019.

The income tax provision (benefit) for the years ended December 31, 2020 and 2019 differ from the statutory rate of 21% as follows:

	December 31, 2020		December 31, 2019
Amount computed using the statutory rate	$(387,000)	(21%)	$(793,000)	(21%)
Change in estimate	(417,000)	(23%)	-	-
Non-taxable item – SBA loan forgiven	(97,000)	(5%)	-	-
Other	15,000	1%	(1,000)	-
Change in valuation allowance	886,000	48%	794,000	21%
Total income tax provision (benefit)	$-	-%	$-	-%

At December 31, 2020 the Company had federal net operating loss carry forwards of approximately $13.4 million, $6.6 million of which expire between 2029 through 2039. The remaining balance of $6.8 million will never expire but its utilization is limited to 80% of taxable income in any future year.

During the years ended December 31, 2020 and 2019, there were no material uncertain tax positions taken by the Company. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.  The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at December 31, 2020 and 2019.  The Company's federal income tax returns for fiscal years 2016 through 2020 remain open because they have not yet been filed and are subject to examination.